Revenue Recognition - Narrative (Details) - USD ($)	3 Months Ended	12 Months Ended			20 Months Ended	36 Months Ended
	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2017
Disaggregation of Revenue [Line Items]
Reduction to revenue due to change in estimates of implicit price concessions		$ 66,000,000	$ 0	$ 0
Revenue from products		107,759,000	83,467,000	80,146,000
Revenue from transfer of intellectual property and other		75,537,000	105,455,000	62,070,000
Milestone revenue recognized	$ 0
Rayaldee
Disaggregation of Revenue [Line Items]
Revenue from products		$ 9,100,000
BioReference
Disaggregation of Revenue [Line Items]
Overpayment error duration		10 years
Overpayment reimbursement liability	30,000,000	$ 30,000,000	0		$ 30,000,000	$ 30,000,000
Pfizer
Disaggregation of Revenue [Line Items]
Revenue from transfer of intellectual property and other		61,200,000	47,300,000
Pfizer | Collaborative Arrangement, Product
Disaggregation of Revenue [Line Items]
Revenue from transfer of intellectual property and other				43,400,000
Milestone revenue recognized						0
Vifor Fresenius Medical Care Pharma Ltd
Disaggregation of Revenue [Line Items]
Revenue from transfer of intellectual property and other			50,000,000
Milestone revenue recognized					0
TESARO
Disaggregation of Revenue [Line Items]
Milestone payment received				15,000,000
TESARO | Collaborative Arrangement, Product
Disaggregation of Revenue [Line Items]
Milestone revenue recognized		10,000,000	0	$ 15,000,000
Accrued Expenses And Other Long-Term Liabilities | Pfizer | Collaborative Arrangement, Product
Disaggregation of Revenue [Line Items]
Contract with customer liability current	$ 152,300,000	$ 152,300,000	$ 201,200,000		$ 152,300,000	$ 152,300,000